Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

26. Subsequent events

As of April 26, 2024 the Company repurchased an aggregate of 15,747,498 ADSs, representing 15,747,498 Class A ordinary shares, at an average price of US$ 2.3308 per ADS, for US$ 36,609,201 (RMB 259,921,668).